PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment at fair value
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total(2)
As at December 31, 2018		$24,666	$8,796	$4,457	$258	$38,177
IFRS 16 adoption		79	224	100	4	407
Additions		172	26	262	4	464
Disposals		—	(440)	—	—	(440)
Acquisitions through business combinations	5	—	550	753	—	1,303
Items recognized through OCI:
Change in fair value		1,537	649	230	(3)	2,413
Foreign exchange		98	(33)	(8)	(8)	49
Items recognized through net income:
Change in fair value		(17)	(11)	(18)	(1)	(47)
Depreciation		(520)	(461)	(271)	(19)	(1,271)
As at December 31, 2019		26,015	9,300	5,505	235	41,055
Additions		474	191	302	1	968
Disposals	4	—	(160)	—	—	(160)
Acquisitions through business combinations	3	—	—	661	—	661
Items recognized through OCI:
Change in fair value		3,139	421	573	(21)	4,112
Foreign exchange		(708)	(167)	315	(44)	(604)
Items recognized through net income:
Change in fair value		12	(25)	(54)	(8)	(75)
Depreciation		(514)	(550)	(290)	(13)	(1,367)
As at December 31, 2020(3)		$28,418	$9,010	$7,012	$150	$44,590
(1)Includes biomass and cogeneration.
(2)Includes assets under construction of $598 million (2019: $340 million).
(3)Includes right-of-use assets not subject to revaluation of $74 million (2019: $71 million) in hydroelectric, $185 million (2019: $208 million) in wind, $152 million (2019: $131 million) in solar and $3 million (2019: $3 million) in other.

Summary of discount rates, terminal capitalization rates and exit dates used in the valuation methodology
Discount rates, terminal capitalization rates and exit dates used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2020	2019	2020	2019	2020	2019	2020	2019
Discount rate(1)
Contracted	4.1% - 4.5%	4.6% - 4.9%	8.1%	9.0%	7.3%	8.2%	3.0% - 3.6%	3.5% - 4.0%
Uncontracted	5.6% - 6.0%	6.1% - 6.4%	9.4%	10.3%	8.6%	9.5%	3.6% - 4.7%	4.0% - 5.3%
Terminal capitalization rate(2)	5.8% - 6.2%	6.2% - 6.7%	8.9%	9.8%	N/A	N/A	N/A	N/A
Exit date(3)	2041	2040	2040	2039	2048	2047	2035	2035
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.
(3)For hydroelectric assets, exit date refers to the valuation date of the terminal value.

Summary in impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2020
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,190)	$(230)	$(60)	$(80)	$(1,560)
25 bps decrease in discount rates	1,300	310	60	80	1,750
5% increase in future energy prices	1,020	430	80	10	1,540
5% decrease in future energy prices	(1,020)	(430)	(80)	(10)	(1,540)
25 bps increase in terminal capitalization rate	(280)	(60)	—	—	(340)
25 bps decrease in terminal capitalization rate	310	60	—	—	370

	2019
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,030)	$(190)	$(90)	$(60)	$(1,370)
25 bps decrease in discount rates	1,060	250	70	60	1,440
5% increase in future energy prices	920	400	80	10	1,410
5% decrease in future energy prices	(920)	(400)	(80)	(10)	(1,410)
25 bps increase in terminal capitalization rate	(210)	(40)	—	—	(250)
25 bps decrease in terminal capitalization rate	220	40	—	—	260

Summary of the percentage of total generation contracted under power purchase agreements, power prices from long-term power purchase agreements that are linked specifically to the related power generating assets, and the estimates of future electricity prices
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2020:

	North America	Colombia	Brazil	Europe
1 - 5 years	64%	49%	77%	95%
6 - 10 years	55%	5%	62%	78%
11 - 20 years	26%	0%	30%	56%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$90	COP	220,000	R$	306	€167
11 - 20 years	81		N/A	396		255
(1)Assumes nominal prices based on weighted-average generation.
The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$67	COP	265,000	R$	245	€68
11 - 20 years	113		384,000	328		54
(1)Assumes nominal prices based on weighted-average generation.

Summary of Brookfield Renewables revalued property, plant and equipment
Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2020	2019
Hydroelectric	$11,330	$11,816
Wind	6,625	6,863
Solar	5,583	4,761
Other(1)	175	234
	$23,713	$23,674
(1)Includes biomass and cogeneration.